Prepaid expenses (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Schedule of prepaid expenses
Subtotal	$ 4,409,073	$ 1,533,806
Less: long term prepaid expenses	(2,472,186)	(1,041,265)
Total	1,936,887	492,541
Cloud services [Member]
Schedule of prepaid expenses
Subtotal	3,086	7,083
Rental [Member]
Schedule of prepaid expenses
Subtotal	5,507
Platform [Member]
Schedule of prepaid expenses
Subtotal		15,839
Advertising [Member]
Schedule of prepaid expenses
Subtotal	834,515	1,024,000
Marketing and promotion [Member]
Schedule of prepaid expenses
Subtotal	2,024,084	486,251
Professional services [Member]
Schedule of prepaid expenses
Subtotal	1,541,666
Others [Member]
Schedule of prepaid expenses
Subtotal	$ 215	$ 633